UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 09/30/05

Item 1 -   Report to Stockholders


WCMA Treasury Fund


Semi-Annual Report
September 30, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863);
(2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov.Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Treasury Fund
Box 9011
Princeton, NJ
08543-9011


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WCMA Treasury Fund


Officers and Trustees


Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Cindy V. Macaulay, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your WCMA account, call 800-262-4636.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



A Letter From the President


Dear Shareholder


Amid what we've coined a "muddle through" year for the financial markets, the major benchmark indexes managed to post positive results for the current reporting period:

Total Returns as of September 30, 2005                                 6-month        12-month
U.S. equities (Standard & Poor's (S&P) 500 Index)                       +5.02%        +12.25%
Small-cap U.S. equities (Russell 2000 Index)                            +9.21%        +17.95%
International equities (MSCI Europe Australasia Far East Index)         +9.26%        +25.79%
Fixed income (Lehman Brothers Aggregate Bond Index)                     +2.31%        + 2.80%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          +2.80%        + 4.05%
High yield bonds (Credit Suisse First Boston High Yield Index)          +2.82%        + 6.31%

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate hiking program, raising the federal funds rate 11 times to 3.75% by period-end. The Fed admittedly remains more concerned about inflation than slowing economic growth, causing some to worry that the central bank may overreact to inflation and increase interest rates more than is necessary to maintain a healthy economic balance. Recent disruptions to production and spending from Hurricanes Katrina and Rita are likely to distort the economic data in the short term, muddying the underlying trends. However, any hurricane-induced slowdown is likely to be short lived, and the fiscal stimulus associated with reconstruction efforts in the Gulf could add to gross domestic product growth in 2006.

U.S. equities exhibited resilience over the past several months as investors generally tended to proceed with caution. After a strong finish to 2004, the S&P 500 Index remained largely range-bound in 2005, with the last three months representing the best quarter of the year. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Looking ahead, high energy prices, continued interest rate hikes, a potential consumer slowdown and/or disappointing earnings pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances.

In the bond market, the yield curve continued to flatten as short-term interest rates moved in concert with the Fed rate hikes and longer-term interest rates remained more constant or declined. The difference between two-year and 10-year Treasury yields collapsed from 151 basis points (1.51%) on September 30, 2004 to 70 basis points on March 31, 2005, to just 16 basis points at period-end.

Financial markets are likely to face continued crosscurrents in the months ahead. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



A Discussion With Your Fund's Portfolio Manager


Short-term interest rates continued to rise, prompting us to maintain our relatively conservative approach throughout the period.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2005, WCMA Treasury Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 1.41%, 1.98%, 2.34% and 2.34%, respectively. The Fund's seven-day yields as of September 30, 2005 were 1.81% for Class 1, 2.39% for Class 2, 2.74% for Class 3 and 2.74% for Class 4.

The average portfolio maturity of WCMA Treasury Fund at September 30, 2005 was 60 days, compared to 49 days at March 31, 2005.

The Federal Reserve Board (the Fed) continued to target higher interest rates to combat inflationary expectations, bringing the federal funds rate from 2.75% on March 31, 2005, to 3.75% by period-end. In all, the central bank has raised short-term rates 11 consecutive times since June 2004 to period-end. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. Nevertheless, the oil price shocks were largely absorbed by the markets. Recently, conflicting signals regarding inflation have started to emerge. While the personal consumption expenditure price index still suggests a benign inflationary environment, recent gains in wage and unit labor costs are indicating an increase in the rate of inflation.

As short-term interest rates rose in symphony with the Fed interest rate hikes, long-term rates remained stubbornly low, perpetuating the yield curve flattening trend. The yield differential between the 10-year and two-year Treasury was just 16 basis points (.16%) at September 30, 2005. At the short end, the yield differential between the three-month Treasury bill and two-year note was 63 basis points.

Following a steady rise in Treasury issuance, we witnessed a decline in supply during the six-month reporting period, most notably in shorter-term securities. The government's increased collection of both corporate and individual payroll taxes - coincident with improving employment and corporate earnings - has helped offset the need for additional supply in the short end. In addition, shrinking federal budget deficits contributed to the slowdown in Treasury issuance during this timeframe.

In the final two months of the period, Hurricanes Katrina and Rita devastated the Gulf Coast. The initial impact around the country came in the form of higher oil and gasoline prices, which have since retreated modestly. Financially, the fallout from the hurricanes is likely to hamper growth in the coming months, although history seems to indicate that natural disasters have a much smaller lasting effect on the national economy in terms of gross domestic product. Nevertheless, it seems clear that the longer-term effects of Hurricanes Katrina and Rita will increase the need for additional Treasury borrowing, both in bills and notes, to finance the reconstruction of the affected communities.


How did you manage the portfolio during the period?

The Fund's average portfolio maturity remained in the 55-day to 65-day range for much of the period, reaching a high of 65 days and a low of 45 days.

Portfolio activity was largely guided by our assessment of Fed sentiment as well as supply considerations and the yield curve's reaction to market and economic data. We had employed a barbell strategy for some time, but were not inclined toward that approach during this particular period. Instead, our goal was to capture the greatest relative value that the market had to offer at a particular point in time.

To that end, we began the period with a focus on three-month issues given the Fed's commitment to advancing its tightening campaign. We wanted to avoid locking into much longer securities as rates steadily rose. In May, the short end of the yield curve steepened and we took the opportunity to increase our exposure to four-month to six-month issues for their increased yield. At this time, statements from one Fed official gave some indication that the Fed could be near the end of its rate-hiking program. As that sentiment was dispelled later in the summer, we looked again to two-month and three-month issues and some shorter cash management bills issued by the Treasury, as the four-week bill became expensive on a relative basis. We also continued to evaluate the nine-month to one-year area of the curve for opportunities to pick up yield, whenever securities in these sectors appeared inexpensive. This was accomplished while managing asset flows in and out of the portfolio.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



How would you characterize the portfolio's position at the close of the period?

We maintained adequate liquidity at period-end, keeping the portfolio's average portfolio maturity in the 55-day to 65-day range. We believe this allows us the flexibility to extend our maturity when higher yield levels present themselves.

Many believed the Fed would not increase the federal funds rate on September 20 in the wake of Hurricane Katrina. However, the Fed was not inclined to view the hurricane as a persistent threat to the economy and did, in fact, raise the short-term interest rate target 25 basis points. Growth in productivity appears to be supporting the economy. While high energy costs might have the potential to add to inflationary pressure, long-term inflationary expectations remain contained. Although we anticipate that the Fed will continue its tightening mode, we were comfortable in adding some longer-dated exposure at period-end for additional yield enhancement.

We expect that the Fed will raise the federal funds rate at each of its remaining two meetings this year. In the meantime, we continue to monitor the economy and interest rates, and remain ready to adjust our strategy as market dynamics dictate and as compelling opportunities present themselves.

The Trust's portfolio composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:

                                             9/30/05        3/31/05

U.S. Government Obligations                    98.7%          99.1%
Other Assets Less Liabilities                   1.3            0.9
                                              ------         ------
Total                                         100.0%         100.0%
                                              ======         ======


Cindy V. Macaulay
Vice President and Portfolio Manager


October 6, 2005



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2005 and held through September 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                  Expenses Paid
                                                          Beginning              Ending         During the Period*
                                                        Account Value        Account Value       April 1, 2005 to
                                                           April 1,          September 30,        September 30,
                                                             2005                 2005                 2005
Actual

Class 1                                                     $1,000             $1,007.10              $7.80
Class 2                                                     $1,000             $1,009.90              $5.04
Class 3                                                     $1,000             $1,011.70              $3.23
Class 4                                                     $1,000             $1,011.70              $3.23

Hypothetical (5% annual return before expenses)**

Class 1                                                     $1,000             $1,017.30              $7.84
Class 2                                                     $1,000             $1,020.05              $5.06
Class 3                                                     $1,000             $1,021.86              $3.24
Class 4                                                     $1,000             $1,021.86              $3.24

*  For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.55% for Class 1, 1.00% for Class 2, .64% for Class 3 and .64% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Statement of Assets and Liabilities                                                                            WCMA Treasury Fund
As of September 30, 2005
Assets

       Investment in Master Treasury Trust (the "Trust"), at value (identified
       cost--$353,321,785)                                                                                        $   353,196,147
       Prepaid expenses and other assets                                                                                  146,928
                                                                                                                  ---------------
       Total assets                                                                                                   353,343,075
                                                                                                                  ---------------

Liabilities

       Payables:
           Distributor                                                                         $       152,469
           Administrator                                                                                70,995
           Other affiliates                                                                              4,420
                                                                                               ---------------
       Total liabilities                                                                                                  227,884
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   353,115,191
                                                                                                                  ===============

Net Assets Consist of

       Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                          $     1,932,135
       Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               11,298,343
       Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               15,545,664
       Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                                6,547,941
       Paid-in capital in excess of par                                                                               317,916,746
       Unrealized depreciation allocated from the Trust--net                                                            (125,638)
                                                                                                                  ---------------
       Net Assets                                                                                                 $   353,115,191
                                                                                                                  ===============

Net Asset Value

       Class 1--Based on net assets of $19,311,652 and 19,321,350 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 2--Based on net assets of $112,934,003 and 112,983,430 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 3--Based on net assets of $155,410,078 and 155,456,636 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 4--Based on net assets of $65,459,458 and 65,479,414 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Statement of Operations                                                                                        WCMA Treasury Fund
For the Six Months Ended September 30, 2005
Investment Income

       Interest                                                                                                   $        13,748
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                     5,473,793
           Expenses                                                                                                     (483,309)
                                                                                                                  ---------------
       Total income                                                                                                     5,004,232
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $       465,456
       Account maintenance and distribution fees--Class 2                                              408,931
       Account maintenance and distribution fees--Class 3                                              291,516
       Account maintenance and distribution fees--Class 4                                              134,178
       Account maintenance and distribution fees--Class 1                                              102,799
       Registration fees                                                                                56,520
       Printing and shareholder reports                                                                 17,567
       Professional fees                                                                                10,463
       Transfer agent fees--Class 3                                                                      5,555
       Transfer agent fees--Class 2                                                                      4,305
       Transfer agent fees--Class 4                                                                      2,606
       Transfer agent fees--Class 1                                                                        737
       Other                                                                                             5,065
                                                                                               ---------------
       Total expenses before waiver and reimbursement                                                1,505,698
       Waiver and reimbursement of expenses                                                          (487,336)
                                                                                               ---------------
       Total expenses after waiver and reimbursement                                                                    1,018,362
                                                                                                                  ---------------
       Investment income--net                                                                                           3,985,870
                                                                                                                  ---------------

Realized & Unrealized Gain Allocated from the Trust--Net

       Realized gain on investments--net                                                                                   15,964
       Change in unrealized depreciation on investments--net                                                               62,375
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                             78,339
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     4,064,209
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Statements of Changes in Net Assets                                                                            WCMA Treasury Fund
                                                                                                  For the Six         For the
                                                                                                  Months Ended       Year Ended
                                                                                                 September 30,       March 31,
Increase (Decrease) in Net Assets:                                                                    2005              2005
Operations

       Investment income--net                                                                  $     3,985,870    $     3,093,847
       Realized gain--net                                                                               15,964              9,066
       Change in unrealized depreciation--net                                                           62,375          (160,496)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          4,064,209          2,942,417
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net:
           Class 1                                                                                   (144,928)           (53,371)
           Class 2                                                                                 (1,181,145)          (827,425)
           Class 3                                                                                 (1,808,660)        (1,567,468)
           Class 4                                                                                   (851,137)          (645,583)
       Realized gain--net:
           Class 1                                                                                       (896)              (490)
           Class 2                                                                                     (5,287)            (3,269)
           Class 3                                                                                     (6,782)            (3,638)
           Class 4                                                                                     (2,999)            (1,669)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (4,001,834)        (3,102,913)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net decrease in net assets derived from beneficial interest transactions                   (13,718,201)       (75,194,795)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (13,655,826)       (75,355,291)
       Beginning of period                                                                         366,771,017        442,126,308
                                                                                               ---------------    ---------------
       End of period                                                                           $   353,115,191    $   366,771,017
                                                                                               ===============    ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Financial Highlights                                                                                           WCMA Treasury Fund
                                                                                              Class 1

                                                                        For the Six                               For the Period
                                                                        Months Ended       For the Year Ended    March 20, 2003++
The following per share data and ratios have been derived              September 30,           March 31,           to March 31,
from information provided in the financial statements.                      2005           2005           2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                             $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ------------   ------------   ------------   ------------
       Investment income--net                                                  .0070          .0025          .0003          .0002
       Realized and unrealized gain (loss)--net                                .0002        (.0004)        (.0002)          .0001
                                                                        ------------   ------------   ------------   ------------
       Total from investment operations                                        .0072          .0021          .0001          .0003
                                                                        ------------   ------------   ------------   ------------
       Less dividends and distributions:
           Investment income--net                                            (.0070)        (.0025)        (.0003)        (.0002)
           Realized gain--net                                                  --***          --***        (.0001)             --
                                                                        ------------   ------------   ------------   ------------
       Total dividends and distributions                                     (.0070)        (.0025)        (.0004)        (.0002)
                                                                        ------------   ------------   ------------   ------------
       Net asset value, end of period                                   $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ============   ============   ============   ============
       Total investment return                                               .71%+++           .26%           .04%           .04%
                                                                        ============   ============   ============   ============

Ratios to Average Net Assets

       Total expenses, net of waiver and reimbursement**                      1.55%*          1.32%           .96%           .02%
                                                                        ============   ============   ============   ============
       Total expenses**                                                       1.55%*          1.56%          1.58%           .02%
                                                                        ============   ============   ============   ============
       Total investment income and realized gain--net                         1.40%*           .25%           .04%           .02%
                                                                        ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)                         $     19,312   $     23,145   $     26,768   $         25
                                                                        ============   ============   ============   ============

         * Annualized.

        ** Includes the Fund's share of the Trust's allocated expenses.

       *** Amount is less than $(.0001) per share.

        ++ Effective date of the Fund's registration.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Financial Highlights (continued)                                                                               WCMA Treasury Fund
                                                                                              Class 2

                                                                        For the Six                               For the Period
                                                                        Months Ended       For the Year Ended    March 20, 2003++
The following per share data and ratios have been derived              September 30,           March 31,           to March 31,
from information provided in the financial statements.                      2005           2005           2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                             $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ------------   ------------   ------------   ------------
       Investment income--net                                                  .0098          .0060          .0007          .0002
       Realized and unrealized gain (loss)--net                                .0002        (.0004)          --***          .0001
                                                                        ------------   ------------   ------------   ------------
       Total from investment operations                                        .0100          .0056          .0007          .0003
                                                                        ------------   ------------   ------------   ------------
       Less dividends and distributions:
           Investment income--net                                            (.0098)        (.0060)        (.0007)        (.0002)
           Realized gain--net                                                 --****         --****        (.0001)             --
                                                                        ------------   ------------   ------------   ------------
       Total dividends and distributions                                     (.0098)        (.0060)        (.0008)        (.0002)
                                                                        ------------   ------------   ------------   ------------
       Net asset value, end of period                                   $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ============   ============   ============   ============
       Total investment return                                               .99%+++           .61%           .08%           .04%
                                                                        ============   ============   ============   ============

Ratios to Average Net Assets

       Total expenses, net of waiver and reimbursement**                      1.00%*           .99%           .92%           .02%
                                                                        ============   ============   ============   ============
       Total expenses**                                                       1.24%*          1.24%          1.25%           .02%
                                                                        ============   ============   ============   ============
       Total investment income and realized gain--net                         1.95%*           .59%           .08%           .02%
                                                                        ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)                         $    112,934   $    123,994   $    157,800   $         25
                                                                        ============   ============   ============   ============

         * Annualized.

        ** Includes the Fund's share of the Trust's allocated expenses.

       *** Amount is less than $.0001 per share.

      **** Amount is less than $(.0001) per share.

        ++ Effective date of the Fund's registration.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Financial Highlights (continued)                                                                               WCMA Treasury Fund
                                                                                              Class 3

                                                                        For the Six                               For the Period
                                                                        Months Ended       For the Year Ended    March 20, 2003++
The following per share data and ratios have been derived              September 30,           March 31,           to March 31,
from information provided in the financial statements.                      2005           2005           2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                             $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ------------   ------------   ------------   ------------
       Investment income--net                                                  .0116          .0094          .0035          .0002
       Realized and unrealized gain (loss)--net                                .0002        (.0004)          --***          .0001
                                                                        ------------   ------------   ------------   ------------
       Total from investment operations                                        .0118          .0090          .0035          .0003
                                                                        ------------   ------------   ------------   ------------
       Less dividends and distributions:
           Investment income--net                                            (.0116)        (.0094)        (.0035)        (.0002)
           Realized gain--net                                                 --****         --****        (.0001)             --
                                                                        ------------   ------------   ------------   ------------
       Total dividends and distributions                                     (.0116)        (.0094)        (.0036)        (.0002)
                                                                        ------------   ------------   ------------   ------------
       Net asset value, end of period                                   $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ============   ============   ============   ============
       Total investment return                                              1.17%+++           .95%           .36%           .04%
                                                                        ============   ============   ============   ============

Ratios to Average Net Assets

       Total expenses, net of waiver and reimbursement**                       .64%*           .65%           .64%           .02%
                                                                        ============   ============   ============   ============
       Total expenses**                                                        .94%*           .94%           .95%           .02%
                                                                        ============   ============   ============   ============
       Total investment income and realized gain--net                         2.32%*           .95%           .36%           .02%
                                                                        ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)                         $    155,410   $    162,092   $    168,710   $         25
                                                                        ============   ============   ============   ============

         * Annualized.

        ** Includes the Fund's share of the Trust's allocated expenses.

       *** Amount is less than $.0001 per share.

      **** Amount is less than $(.0001) per share.

        ++ Effective date of the Fund's registration.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Financial Highlights (concluded)                                                                               WCMA Treasury Fund
                                                                                              Class 4

                                                                        For the Six                               For the Period
                                                                        Months Ended       For the Year Ended    March 20, 2003++
The following per share data and ratios have been derived              September 30,           March 31,           to March 31,
from information provided in the financial statements.                      2005           2005           2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                             $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ------------   ------------   ------------   ------------
       Investment income--net                                                  .0116          .0094          .0035          .0002
       Realized and unrealized gain (loss)--net                                .0001        (.0003)          --***          .0001
                                                                        ------------   ------------   ------------   ------------
       Total from investment operations                                        .0117          .0091          .0035          .0003
                                                                        ------------   ------------   ------------   ------------
       Less dividends and distributions:
           Investment income--net                                            (.0116)        (.0094)        (.0035)        (.0002)
           Realized gain--net                                                 --****         --****        (.0001)             --
                                                                        ------------   ------------   ------------   ------------
       Total dividends and distributions                                     (.0116)        (.0094)        (.0036)        (.0002)
                                                                        ------------   ------------   ------------   ------------
       Net asset value, end of period                                   $       1.00   $       1.00   $       1.00   $       1.00
                                                                        ============   ============   ============   ============
       Total investment return                                              1.17%+++           .95%           .36%           .04%
                                                                        ============   ============   ============   ============

Ratios to Average Net Assets

       Total expenses, net of waiver and reimbursement**                       .64%*           .65%           .65%           .02%
                                                                        ============   ============   ============   ============
       Total expenses**                                                        .93%*           .93%           .96%           .02%
                                                                        ============   ============   ============   ============
       Total investment income and realized gain--net                         2.33%*           .91%           .36%           .02%
                                                                        ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)                         $     65,459   $     57,539   $     88,849   $         25
                                                                        ============   ============   ============   ============

         * Annualized.

        ** Includes the Fund's share of the Trust's allocated expenses.

       *** Amount is less than $.0001 per share.

      **** Amount is less than $(.0001) per share.

        ++ Effective date of the Fund's registration.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



Notes to Financial Statements                                WCMA Treasury Fund


1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2005 was 43.4%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interest in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12(b)-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Account
                                         Maintenance       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



Notes to Financial Statements (continued)                    WCMA Treasury Fund


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the six months ended September 30, 2005, FAM and MLPF&S earned fees of $465,456 and $937,424, respectively, of which $487,336 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $13,718,201 and $75,194,795 for the six months ended September 30, 2005 and the year ended March 31, 2005, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the
Six Months Ended                                                 Dollar
September 30, 2005                            Shares             Amount

Shares sold                              175,587,723   $    175,587,723
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             145,820            145,820
                                    ----------------   ----------------
Total issued                             175,733,543        175,733,543
Shares redeemed                        (179,570,709)      (179,570,709)
                                    ----------------   ----------------
Net decrease                             (3,837,166)   $    (3,837,166)
                                    ================   ================


Class 1 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              278,318,262   $    278,318,262
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                              53,865             53,865
                                    ----------------   ----------------
Total issued                             278,372,127        278,372,127
Shares redeemed                        (281,985,531)      (281,985,531)
                                    ----------------   ----------------
Net decrease                             (3,613,404)   $    (3,613,404)
                                    ================   ================


Class 2 Shares for the
Six Months Ended                                                 Dollar
September 30, 2005                            Shares             Amount

Shares sold                              266,709,833   $    266,709,833
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           1,186,536          1,186,536
                                    ----------------   ----------------
Total issued                             267,896,369        267,896,369
Shares redeemed                        (278,975,561)      (278,975,561)
                                    ----------------   ----------------
Net decrease                            (11,079,192)   $   (11,079,192)
                                    ================   ================


Class 2 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              707,040,659   $    707,040,659
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             830,645            830,645
                                    ----------------   ----------------
Total issued                             707,871,304        707,871,304
Shares redeemed                        (741,617,318)      (741,617,318)
                                    ----------------   ----------------
Net decrease                            (33,746,014)   $   (33,746,014)
                                    ================   ================


Class 3 Shares for the
Six Months Ended                                                 Dollar
September 30, 2005                            Shares             Amount

Shares sold                              601,896,089   $    601,896,089
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           1,815,424          1,815,424
                                    ----------------   ----------------
Total issued                             603,711,513        603,711,513
Shares redeemed                        (610,424,888)      (610,424,888)
                                    ----------------   ----------------
Net decrease                             (6,713,375)   $    (6,713,375)
                                    ================   ================


Class 3 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                            1,323,036,450   $  1,323,036,450
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           1,571,106          1,571,106
                                    ----------------   ----------------
Total issued                           1,324,607,556      1,324,607,556
Shares redeemed                      (1,331,156,594)    (1,331,156,594)
                                    ----------------   ----------------
Net decrease                             (6,549,038)   $    (6,549,038)
                                    ================   ================



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Notes to Financial Statements (concluded)                    WCMA Treasury Fund


Class 4 Shares for the
Six Months Ended                                                 Dollar
September 30, 2005                            Shares             Amount

Shares sold                              434,651,058   $    434,651,058
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             854,127            854,127
                                    ----------------   ----------------
Total issued                             435,505,185        435,505,185
Shares redeemed                        (427,593,653)      (427,593,653)
                                    ----------------   ----------------
Net increase                               7,911,532   $      7,911,532
                                    ================   ================


Class 4 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              874,328,937   $    874,328,937
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             647,252            647,252
                                    ----------------   ----------------
Total issued                             874,976,189        874,976,189
Shares redeemed                        (906,262,528)      (906,262,528)
                                    ----------------   ----------------
Net decrease                            (31,286,339)   $   (31,286,339)
                                    ================   ================



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Schedule of Investments                                      Master Treasury Trust         (In Thousands)
                                                Face          Interest          Maturity
Issue                                          Amount           Rate              Date            Value
U.S. Government Obligations*--98.7%

U.S. Treasury Bills                           $  7,210        3.238-3.288%      10/06/2005     $    7,206
                                                14,505              3.305       10/20/2005         14,480
                                                55,000        3.045-3.350       10/27/2005         54,872
                                                33,097        3.065-3.377       11/03/2005         32,999
                                               145,357        3.036-3.421       11/10/2005        144,838
                                                29,276        3.288-3.43        11/17/2005         29,150
                                                44,000        3.290-3.351       11/25/2005         43,785
                                                20,000              3.28        12/01/2005         19,894
                                                53,404        3.103-3.382       12/08/2005         53,087
                                                58,394        3.108-3.466       12/15/2005         58,010
                                                42,237        3.157-3.515       12/22/2005         41,919
                                                37,000        3.230-3.382       12/29/2005         36,694
                                                25,000              3.68         2/23/2006         24,633

U.S. Treasury Notes                            143,542              1.625       10/31/2005        143,325
                                                49,500              5.75        11/15/2005         49,630
                                                25,000              1.625        2/28/2006         24,774
                                                 3,697              1.50         3/31/2006          3,653
                                                10,000              2.25         4/30/2006          9,902
                                                 5,000              4.625        5/15/2006          5,017
                                                 5,000              2.375        8/15/2006          4,928

Total Investments (Cost--$802,791**)--98.7%                                                       802,796
Other Assets Less Liabilities--1.3%                                                                10,796
                                                                                               ----------
Net Assets--100.0%                                                                             $  813,592
                                                                                               ==========

  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                          $        802,791
                                            ================
    Gross unrealized appreciation           $            140
    Gross unrealized depreciation                      (135)
                                            ----------------
    Net unrealized appreciation             $              5
                                            ================

    See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Statement of Assets and Liabilities                                                                         Master Treasury Trust

As of September 30, 2005
Assets

       Investments in unaffiliated securities, at value (identified cost--$802,790,577)                           $   802,796,465
       Cash                                                                                                                   172
       Receivables:
           Contributions                                                                       $     8,696,155
           Interest                                                                                  2,266,378         10,962,533
                                                                                               ---------------
       Prepaid expenses                                                                                                     5,400
                                                                                                                  ---------------
       Total assets                                                                                                   813,764,570
                                                                                                                  ---------------

Liabilities

       Payables:
           Investment adviser                                                                          140,889
           Other affiliates                                                                              9,246            150,135
                                                                                               ---------------
       Accrued expenses                                                                                                    22,301
                                                                                                                  ---------------
       Total liabilities                                                                                                  172,436
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   813,592,134
                                                                                                                  ===============

Net Assets Consist of

       Investors' capital                                                                                         $   813,586,246
       Unrealized appreciation--net                                                                                         5,888
                                                                                                                  ---------------
       Net Assets                                                                                                 $   813,592,134
                                                                                                                  ===============

       See Notes to Financial Statements.


Statement of Operations                                                                                     Master Treasury Trust

For the Six Months Ended September 30, 2005
Investment Income

       Interest and amortization of premium and discount earned                                                   $    12,804,493

Expenses

       Investment advisory fees                                                                $       951,671
       Accounting services                                                                             110,035
       Professional fees                                                                                23,838
       Trustees' fees and expenses                                                                      19,332
       Custodian fees                                                                                   14,963
       Pricing fees                                                                                      2,170
       Printing and shareholder reports                                                                    138
       Other                                                                                            10,717
                                                                                               ---------------
       Total expenses                                                                                                   1,132,864
                                                                                                                  ---------------
       Investment income--net                                                                                          11,671,629
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                   38,204
       Change in unrealized appreciation/depreciation on investments--net                                                 142,946
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            181,150
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    11,852,779
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Statements of Changes in Net Assets                                                                         Master Treasury Trust
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                September 30,       March 31,
Increase (Decrease) in Net Asset Value:                                                              2005              2005
Operations

       Investment income--net                                                                  $    11,671,629    $    13,655,989
       Realized gain--net                                                                               38,204             23,252
       Change in unrealized appreciation/depreciation--net                                             142,946          (391,579)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         11,852,779         13,287,662
                                                                                               ---------------    ---------------

Capital Transactions

       Proceeds from contributions                                                               2,164,959,490      5,338,064,437
       Fair value of withdrawals                                                               (2,332,603,555)    (5,497,700,237)
                                                                                               ---------------    ---------------
       Net decrease in net assets derived from capital transactions                              (167,644,065)      (159,635,800)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                              (155,791,286)      (146,348,138)
       Beginning of period                                                                         969,383,420      1,115,731,558
                                                                                               ---------------    ---------------
       End of period                                                                           $   813,592,134    $   969,383,420
                                                                                               ===============    ===============

       See Notes to Financial Statements.


Financial Highlights                                                                                        Master Treasury Trust
                                                                        For the Six                              For the Period
                                                                        Months Ended     For the Year Ended   February 13, 2003++
The following per share data and ratios have been derived              September 30,         March 31,            to March 31,
from information provided in the financial statements.                      2005          2005           2004         2003
Total Investment Return

       Total investment return                                              1.38%+++          1.35%           .81%          .60%*
                                                                         ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses                                                                .26%*           .25%           .23%          .25%*
                                                                         ===========    ===========    ===========    ===========
       Investment income and realized gain--net                               2.68%*          1.34%           .82%          .98%*
                                                                         ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)                          $   813,592    $   969,383    $ 1,115,732    $ 1,298,116
                                                                         ===========    ===========    ===========    ===========

         * Annualized.

        ++ Commencement of operations.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Notes to Financial Statements                             Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2005, the Trust reimbursed FAM $9,976 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



Disclosure of Investment Advisory Agreement


Activities and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Master Treasury Trust (the "Trust") and the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee comprised of independent Trustees. All independent Trustees also are members of the Board's Audit Committee and the independent Trustees meet in executive session at each in-person Board meeting. The Board and Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent Trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent Trustees' request.


Investment Advisory Agreement--Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement between the Investment Adviser and the Trust (the "Investment Advisory Agreement"). The Board also reviews and evaluates the performance of and services provided by the Investment Adviser throughout each year. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) any fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust or by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio Investment Adviser effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.


Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's Investment Advisory Agreement. These materials include
(a) information on the fees and expenses and the investment performance of the Trust/Fund as compared to the Fund's competitors as determined by the Investment Adviser ("Competitors"); (b) a discussion by the Trust's/Fund's portfolio management team on investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information of the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust and/or Fund; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



Disclosure of Investment Advisory Agreement (continued)


Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement in August 2005, the independent Trustees' and Board's review included the following:

Investment Adviser's Services and Fund Performance--The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, having concluded that the other services provided to the Trust/Fund by the Investment Adviser were satisfactory. Because the Trust/Fund is competing against sweep funds operated by banks for short-term liquidity needs, the Board compared the Fund's performance to a performance index of the National Bank Effective Government Fund Rates and to sweep accounts offered by Competitors. While the Board generally reviews performance data quarterly, the Board noted that the performance of the Trust/Fund was competitive with both the National Bank Effective Government Fund Rates and with similar Competitor products for the period ended August 31, 2005. The Board concluded that the Trust's/Fund's performance was consistent with the continuation of the management fee rate at its current level and the renewal of the applicable Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process--The Board reviewed the Trust's/Fund's investment objectives and strategies. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's taxable fixed-income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio Investment Advisers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Board also considered the experience of the Trust's/Fund's portfolio manager and noted that Ms. Macaulay has over ten years experience investing in treasury securities. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses--The Board reviewed the Trust's/Fund's management fee rate as a percentage of total assets at common asset levels compared to its Competitors. It also compares the Trust's/Fund's total expenses to those of its Competitors. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as institutional clients. The Board noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients, which tended to hold much larger accounts. The Board noted that management fees and total expenses were reasonable when compared to fees and expenses of Competitors. The Board concluded that the management fee and fee rate and overall expense ratio were reasonable when compared to those of Competitors.

Profitability--The Board considered the cost of the services provided to the Trust and Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits in relation to the management and distribution of the Trust and Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviews the Investment Adviser's and its affiliates' methodology in allocating costs to the management of the Trust/Fund and concluded that there was a reasonable basis for the allocation. The Board believes the profits of the Investment Adviser and its affiliates are acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall. The Board also considered the federal court decisions discussing an investment adviser's profitability, and the profitability levels considered to be reasonable in those decisions.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2005



Disclosure of Investment Advisory Agreement (concluded)


Economies of Scale--The Board considered the extent to which economies of scale might be realized as the assets of the Trust/Fund increase and whether there should be changes in the management fee rate or structure in order to enable a Trust and a Fund to participate in these economies of scale. The Board noted that the Trust's/Fund's current management fee rate schedule includes breakpoints that reduce the Trust's/Fund's management fee rate as its assets increase above certain levels and that the Trust's/Fund's assets have reached a level where such breakpoints have become effective and have reduced the management fee rate paid by the Trust/Fund. The Board determined that no changes were currently necessary.


Conclusion

After the independent Trustees deliberated in executive session, the Board, including all of the independent Trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2005


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:     /s/ Robert C. Doll, Jr.
       ------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       ------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 17, 2005


By:     /s/ Donald C. Burke
       ------------------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 17, 2005